Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Concord Medical Services Holdings Ltd
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	135,487,408
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No